Subsequent Events (Details Narrative) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) $ / shares shares	Mar. 17, 2021 GBP (£) shares	Jul. 08, 2020 USD ($) shares	Jul. 08, 2020 GBP (£) £ / shares shares	Feb. 18, 2020 USD ($) $ / shares shares	Feb. 18, 2020 GBP (£) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 17, 2021 £ / shares	Jul. 09, 2020 $ / shares	Feb. 18, 2020 £ / shares
Shares issued price per share | $ / shares						$ 0.65							$ 0.44
Proceeds from issuance of stock				$ 9,700		$ 28,600			$ 33,014
Number of common stock issued | shares				21,898,400	21,898,400	44,000,000	44,000,000
GBP [Member]
Shares issued price per share | £ / shares					£ 35									£ 50
Proceeds from issuance of stock | £					£ 7,700		£ 22,000
Subsequent Event [Member]
Overdraft facility								$ 1,100
Debt interest rate								2.35%
Debt term								3 years
Subsequent Event [Member] | GBP [Member]
Overdraft facility								$ 86
Subsequent Event [Member] | EUR [Member]
Overdraft facility								$ 1,000
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member]
Shares issued price per share | $ / shares	$ 7.5315
Stock conversion description	Each Longevity share issued and outstanding immediately prior to the completion of the Merger was converted into the right to receive 7.5315 common shares of the Company payable in 4D Pharma American Depository Shares ("ADS") at a rate equal to one 4D Pharma ADS for every eight shares of the Company.
Redemption per share | $ / shares	$ 11
Number of stock redeemed, value	$ 3
Ownership percentage	100.00%
Cash in hand	$ 14,800
Cash in hand net of costs and payment of liabilities	$ 11,600
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Bank [Member]
Number of stock issued | shares	2,750,000
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Shareholders and Buyers [Member]
Number of stock issued | shares	28,298,192
Subsequent Event [Member] | Merger Agreement [Member] | Longevity Acquisition Company [Member] | Shareholders and Buyers [Member] | Warant [Member]
Number of stock issued | shares	16,268,040
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member]
Financial backing	$ 14,700
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Buyers [Member]
Number of stock issued | shares	700,000
Stock issuance, description	The consideration paid to the Buyers pursuant to the Backstop Agreements consisted of 700,000 newly issued Ordinary Longevity Shares, the transfer by Longevity's sponsor of 200,000 outstanding Longevity Shares, the grant of an option to acquire up to an additional 400,000 outstanding Longevity Shares from the Sponsor , and the Company's commitment to grant to the Buyers, following the closing of the Merger, warrants to acquire up to 1,000,000 Longevity shares (equivalent to 7,530,000 common shares of the Company) for 0.25 pence ($0.35) per common share.
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member]
Number of stock issued | shares	200,000
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member] | Warant [Member]
Number of stock issued | shares	1,000,000
Subsequent Event [Member] | Backstop Agreement [Member] | Longevity Acquisition Company [Member] | Sponsor [Member] | Stock Option [Member]
Number of stock issued | shares	400,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Accredited Investors [Member]
Shares issued price per share | $ / shares		$ 1.53
Proceeds from issuance of stock		$ 25,030
Net proceeds from private placement		$ 23,450
Number of common stock issued | shares		16,367,332	16,367,332
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Accredited Investors [Member] | GBP [Member]
Shares issued price per share | £ / shares												£ 1.10
Proceeds from issuance of stock | £			£ 18,010
Net proceeds from private placement | £			£ 16,870
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Chief Executive Officer and Chief Science Officer [Member]
Proceeds from issuance of stock		$ 2,000